UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilson, Kemp & Associates, Inc
Address: 255 E. Brown Street, Suite 200

         Birmingham, MI  48009

13F File Number:  28-14578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rose Bennett
Title:     VP Compliance
Phone:     248-594-5218

Signature, Place, and Date of Signing:

     Rose Bennett     Birmingham, MI     August 10, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank
       28-12565	                     Comerica Securities

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     122

Form13F Information Table Value Total:     $194,465  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3916    43705 SH       Sole                                      43705
AFLAC Incorporated             COM              001055102      666    15631 SH       Sole                                      15631
AT&T Inc.                      COM              00206R102     3034    85077 SH       Sole                                      85077
Abbott Laboratories            COM              002824100     3099    48064 SH       Sole                                      48064
Air Products & Chemical        COM              009158106      381     4725 SH       Sole                                       4725
Allstate Corporation           COM              020002101      496    14142 SH       Sole                                      14142
Altria Group                   COM              02209S103      341     9860 SH       Sole                                       9860
Ameren Corporation             COM              023608102      228     6800 SH       Sole                                       6800
American Electric Power        COM              025537101      301     7550 SH       Sole                                       7550
Amgen, Inc.                    COM              031162100      315     4322 SH       Sole                                       4322
Annaly Mortgage Management Inc COM              035710409      258    15400 SH       Sole                                      15400
Applied Materials Inc.         COM              038222105      135    11800 SH       Sole                                      11800
Applied Nanotech Holdings      COM              63007X108        2    10000 SH       Sole                                      10000
Aqua America Inc Com           COM              03836W103      230     9200 SH       Sole                                       9200
Automatic Data Processing      COM              053015103     4071    73146 SH       Sole                                      73146
BP PLC                         COM              055622104     2425    59821 SH       Sole                                      59821
Baker Hughes                   COM              057224107      237     5774 SH       Sole                                       5774
Bank of America Corp.          COM              060505104      698    85330 SH       Sole                                      85330
Baxter International           COM              071813109      258     4860 SH       Sole                                       4860
Berkshire Hathaway Inc. Cl. B  COM              084670702      517     6204 SH       Sole                                       6204
Block (H&R) Inc.               COM              093671105      349    21849 SH       Sole                                      21849
Bob Evans Farms                COM              096761101      217     5400 SH       Sole                                       5400
Boeing Company                 COM              097023105     3180    42800 SH       Sole                                      42800
Bristol-Myers Squibb Company   COM              110122108     3477    96720 SH       Sole                                      96720
Caterpillar Tractor Company    COM              149123101      450     5294 SH       Sole                                       5294
Cepheid Com                    COM              15670R107      268     6000 SH       Sole                                       6000
Chevron Corporation            COM              166764100     1780    16873 SH       Sole                                      16873
Chubb Corporation              COM              171232101      858    11786 SH       Sole                                      11786
Cincinnati Financial           COM              172062101      479    12583 SH       Sole                                      12583
Cintas Corporation             COM              172908105      373     9650 SH       Sole                                       9650
Cisco Systems                  COM              17275R102      727    42327 SH       Sole                                      42327
Citigroup                      COM              172967424      745    27181 SH       Sole                                      27181
Clorox Co.                     COM              189054109      246     3400 SH       Sole                                       3400
Coca-Cola Company              COM              191216100     2694    34459 SH       Sole                                      34459
Colgate-Palmolive Company      COM              194162103     1905    18300 SH       Sole                                      18300
Comerica, Inc.                 COM              200340107      831    27070 SH       Sole                                      27070
Computer Sciences Corporation  COM              205363104      451    18158 SH       Sole                                      18158
Conagra Foods, Inc.            COM              205887102      809    31187 SH       Sole                                      31187
ConocoPhillips                 COM              20825C104      947    16939 SH       Sole                                      16939
Consolidated Edison            COM              209115104      857    13775 SH       Sole                                      13775
Costco Corporation             COM              22160K105      238     2504 SH       Sole                                       2504
Cullen Frost Bankers Inc.      COM              229899109      321     5585 SH       Sole                                       5585
DTE Energy                     COM              233331107      280     4711 SH       Sole                                       4711
Disney (Walt) Company          COM              254687106     3691    76105 SH       Sole                                      76105
Dominion Resources             COM              25746U109      585    10833 SH       Sole                                      10833
Dow Chemical                   COM              260543103     2270    72056 SH       Sole                                      72056
Du Pont (E.I. de Nemours)      COM              263534109     1404    27761 SH       Sole                                      27761
Duke Energy Corp.              COM              26441C204     1940    84115 SH       Sole                                      84115
EMC Corporation                COM              268648102     1737    67775 SH       Sole                                      67775
Emerson Electric Company       COM              291011104     2606    55949 SH       Sole                                      55949
Essex Property Trust Inc.      COM              297178105      231     1500 SH       Sole                                       1500
Exelon Corporation             COM              30161N101      882    23445 SH       Sole                                      23445
Exxon Mobil Corporation        COM              30231G102     9139   106801 SH       Sole                                     106801
Fastenal                       COM              311900104      910    22576 SH       Sole                                      22576
Fifth Third Bancorp Com        COM              316773100      180    13400 SH       Sole                                      13400
Ford Motor Company             COM              345370860      581    60580 SH       Sole                                      60580
General Dynamics Corporation   COM              369550108      297     4500 SH       Sole                                       4500
General Electric Company       COM              369604103     5881   282191 SH       Sole                                     282191
Gentex Corp.                   COM              371901109      455    21800 SH       Sole                                      21800
HCC Insurance Holdings         COM              404132102      454    14450 SH       Sole                                      14450
Halliburton Company            COM              406216101      718    25300 SH       Sole                                      25300
Heinz H.J. Co.                 COM              423074103      223     4100 SH       Sole                                       4100
Home Depot Incorporated        COM              437076102     1477    27882 SH       Sole                                      27882
Huntington Bancshares Inc.     COM              446150104       86    13500 SH       Sole                                      13500
Illinois Tool Works            COM              452308109      344     6500 SH       Sole                                       6500
Intel Corporation              COM              458140100     4541   170402 SH       Sole                                     170402
International Business Machine COM              459200101    14127    72232 SH       Sole                                      72232
J.P. Morgan Chase & Co.        COM              46625H100     2358    65990 SH       Sole                                      65990
Johnson & Johnson              COM              478160104     6270    92804 SH       Sole                                      92804
KeyCorp                        COM              493267108      166    21400 SH       Sole                                      21400
Kimberly Clark Corp.           COM              494368103     3402    40617 SH       Sole                                      40617
Kraft Foods Inc.               COM              50075N104     2756    71361 SH       Sole                                      71361
Lilly, Eli & Company           COM              532457108     1831    42675 SH       Sole                                      42675
Lincoln National Corporation   COM              534187109      213     9760 SH       Sole                                       9760
Marathon Oil Corp.             COM              565849106      265    10376 SH       Sole                                      10376
Marathon Petroleum Corp.       COM              56585A102      281     6256 SH       Sole                                       6256
Marsh & McLennan Companies     COM              571748102      599    18600 SH       Sole                                      18600
McDonald's Corporation         COM              580135101     3005    33940 SH       Sole                                      33940
Medtronic Inc.                 COM              585055106     1379    35613 SH       Sole                                      35613
Merck & Company                COM              58933Y105     5736   137385 SH       Sole                                     137385
Microsoft Corporation          COM              594918104     2707    88507 SH       Sole                                      88507
NextEra Energy Inc.            COM              65339F101     1740    25282 SH       Sole                                      25282
Nordstrom Inc.                 COM              655664100      273     5500 SH       Sole                                       5500
Novartis AG                    COM              66987V109      294     5260 SH       Sole                                       5260
Nuvasive                       COM              670704105      385    15200 SH       Sole                                      15200
Oracle Systems Corporation     COM              68389X105      255     8600 SH       Sole                                       8600
PNM Resources, Inc.            COM              69349H107      418    21400 SH       Sole                                      21400
Parexel International Corp.    COM              699462107      311    11000 SH       Sole                                      11000
Paychex Inc.                   COM              704326107      796    25346 SH       Sole                                      25346
Pepsico, Incorporated          COM              713448108     7661   108425 SH       Sole                                     108425
Pfizer Incorporated            COM              717081103     5196   225923 SH       Sole                                     225923
Philip Morris Int'l Inc.       COM              718172109      703     8055 SH       Sole                                       8055
Phillips 66                    COM              718546104      259     7786 SH       Sole                                       7786
Pinnacle West Cap. Corp.       COM              723484101     1433    27705 SH       Sole                                      27705
Plum Creek Timber Co. LP       COM              729251108     1649    41544 SH       Sole                                      41544
Procter & Gamble Company       COM              742718109     3443    56212 SH       Sole                                      56212
Progress Energy Inc.           COM              743263105     2416    40148 SH       Sole                                      40148
Qualcomm Incorporated          COM              747525103     1413    25369 SH       Sole                                      25369
RPM Intl., Inc.                COM              749685103      470    17263 SH       Sole                                      17263
Raytheon Co.                   COM              755111507     1213    21440 SH       Sole                                      21440
Resmed, Inc.                   COM              761152107     1470    47100 SH       Sole                                      47100
Rockwell Automation Inc        COM              773903109     2171    32864 SH       Sole                                      32864
Rockwell Collins, Inc.         COM              774341101      732    14826 SH       Sole                                      14826
Royal Dutch Shell              COM              780259206     1921    28491 SH       Sole                                      28491
Schlumberger Ltd.              COM              806857108      510     7858 SH       Sole                                       7858
Southern Company               COM              842587107      556    12011 SH       Sole                                      12011
Spectra Energy Corp.           COM              847560109     1367    47053 SH       Sole                                      47053
Starbucks Corp                 COM              855244109      328     6150 SH       Sole                                       6150
Stryker Corporation            COM              863667101      819    14855 SH       Sole                                      14855
SunTrust Banks                 COM              867914103      526    21700 SH       Sole                                      21700
Sysco Corporation              COM              871829107      270     9046 SH       Sole                                       9046
Target Corporation             COM              87612E106     1954    33581 SH       Sole                                      33581
Texas Instruments              COM              882508104      227     7907 SH       Sole                                       7907
The Hershey Company            COM              427866108     1160    16100 SH       Sole                                      16100
Travelers Inc.                 COM              89417E109      474     7426 SH       Sole                                       7426
United Parcel Service Cl B     COM              911312106     1428    18133 SH       Sole                                      18133
United Technologies Company    COM              913017109      237     3135 SH       Sole                                       3135
Verizon Communications         COM              92343V104     2775    62453 SH       Sole                                      62453
Vodafone Group PLC             COM              92857W209     2898   102839 SH       Sole                                     102839
Wal-Mart Stores                COM              931142103     8989   128928 SH       Sole                                     128928
Walgreen Co.                   COM              931422109     2049    69265 SH       Sole                                      69265
Wells Fargo & Co.              COM              949746101     1458    43615 SH       Sole                                      43615